Condensed Consolidating Financial Information (Tables)	9 Months Ended
Nov. 01, 2014
Condensed Consolidating Financial Information of Michaels Stores, Inc.
Schedule of Supplemental Condensed Consolidating Balance Sheet

Condensed Consolidated Balance Sheets

	November 1,	February 1,	November 2,
	2014	2014	2013
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$189	$234	$68
Merchandise inventories	1,116	901	1,119
Prepaid expenses and other	99	97	100
Deferred income taxes	37	39	38
Income tax receivables	11	2	20
Total current assets	1,452	1,273	1,345
Property and equipment, net	377	358	353
Goodwill	94	94	94
Debt issuance costs, net	40	37	38
Deferred income taxes	23	28	29
Long-term receivable from Parent	8	8	5
Other assets	3	3	2
Total assets	$1,997	$1,801	$1,866

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$504	$368	$467
Accrued liabilities and other	359	377	342
Share-based compensation liability	—	—	21
Current portion of long-term debt	25	16	203
Dividend payable to Holdings	—	30	—
Deferred income taxes	—	1	4
Income taxes payable	1	42	6
Total current liabilities	889	834	1,043
Long-term debt	2,950	2,878	2,878
Share-based compensation liability	—	—	28
Other liabilities	89	90	88
Total stockholders’ deficit	(1,931)	(2,001)	(2,171)
Total liabilities and stockholders’ deficit	$1,997	$1,801	$1,866

Schedule of Supplemental Condensed Consolidating Statement of Comprehensive Income

Condensed Consolidated Statements of Comprehensive Income

	13 Weeks Ended		39 Weeks Ended
	November 1,	November 2,	November 1,	November 2,
	2014	2013	2014	2013
	(In millions)

Net sales	$1,130	$1,118	$3,130	$3,015
Cost of sales and occupancy expense	678	665	1,892	1,816
Gross profit	452	453	1,238	1,199

Selling, general, and administrative	303	309	854	835
Share-based compensation	4	4	10	15
Related party expenses	—	3	35	10
Store pre-opening costs	2	2	4	5
Operating income	143	135	335	334
Interest expense	35	45	121	137
Losses on early extinguishment of debt and refinancing costs	—	—	56	7
Other expense, net	1	—	1	1
Income before income taxes	107	90	157	189
Provision for income taxes	39	32	63	68
Net income	68	58	94	121

Other comprehensive income, net of tax:
Foreign currency translation adjustment and other	(3)	—	(2)	(2)
Comprehensive income	$65	$58	$92	$119

Schedule of Supplemental Condensed Consolidating Statement of Cash Flows

Condensed Consolidated Statement of Cash Flows

	39 Weeks Ended
	November 1,	November 2,
	2014	2013
	(In millions)
Cash flows provided by operating activities:
Net cash provided by operating activities	$101	$74

Cash flows used in investing activities:
Cash paid for property and equipment	(103)	(82)

Cash flows from financing activities:
Net repayments of debt	(1,095)	(353)
Net borrowings of debt	1,113	389
Payment of dividend to Holdings	(60)	—
Other financing activities	(1)	(16)
Net cash (used in) provided by financing activities	(43)	20

Net change in cash and equivalents	(45)	12
Cash and equivalents at beginning of period	234	56
Cash and equivalents at end of period	$189	$68